Goodwill (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [abstract]
Goodwill at January 1 and December 31	£ 441,000	£ 441,000
Market capitalization	92,200,000	109,700,000
Equity attributable to owners of parent	62,934,000	£ 79,881,000	£ 34,469,000	£ 5,434,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill	£ 0